Significant Accounting Policies (Narrative) (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Allowance for credit losses				$ 46,477
Impairment of promissory note receivable			$ 297,883	223,919
Share issuance costs				$ 463,411
Percentages of discounted rate of interest			8.00%	8.00%
Diesel and Electric buses
Significant Accounting Policies [Line Items]
Description of estimated lives, property, plant and equipment	12 years	7 years	12 years, straight line method	12 years, straight line method
Reduction in depreciation expense due to change in estimated useful life					$ 19,537
Carrying value of leased asset using an estimated useful life of 12 years					622,833
Carrying value of leased asset with an estimated life of 7 years					$ 603,296